PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31, 2016	As of December 31, 2017

At cost:
Buildings	1,652,641	2,693,843
Data center equipment	1,349,069	2,202,247
Leasehold improvement	1,202,979	2,243,691
Furniture and office equipment	31,270	36,762
Vehicles	3,199	2,972

	4,239,158	7,179,515
Less: Accumulated depreciation	(613,658)	(965,758)

	3,625,500	6,213,757
Construction in progress	697,391	1,951,844

Property and equipment, net	4,322,891	8,165,601

Schedule of property and equipment under capital lease and other financing arrangement

	As of December 31, 2016	As of December 31, 2017

At cost (note):
Buildings	1,286,079	2,488,522
Data center equipment	26,375	192,946

	1,312,454	2,681,468
Less: Accumulated depreciation	(64,151)	(141,948)

	1,248,303	2,539,520

Schedule of depreciation of property and equipment

	Years ended December 31,
	2015	2016	2017

Cost of revenue	131,097	206,724	345,025
General and administrative expenses	4,767	5,425	6,902
Research and development expenses	—	724	553

	135,864	212,873	352,480